License and supply arrangements	3 Months Ended
Mar. 31, 2022
License and supply arrangements

3.	License and supply arrangements

On January 16, 2018, the Company, through AEZS Germany, entered into License Agreement with Strongbridge Ireland Limited (“Strongbridge”) to carry out development, manufacturing, registration, regulatory and supply chain services for the commercialization of Macrilen™ (macimorelin) in the U.S. and Canada. Effective December 19, 2018, Strongbridge sold the entity which owned the License Agreement for the U.S. and Canadian rights to Macrilen™ (macimorelin) to Novo Nordisk Biopharm Ltd. Ireland (Novo). In 2019, the Interim Supply Arrangement was concluded and Novo contracted AEZS Germany to provide supply chain services for the manufacture of Macrilen™ (macimorelin). On November 16, 2020, the Company, through AEZS Germany, entered into Novo Amendment of its existing License Agreement with Novo related to the development and commercialization of macimorelin. The Company earns license fees, product sales, royalties and supply chain revenue, in addition to development service revenue from conducting the Study P02, from Novo.

NOTES TO CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

AS AT MARCH 31, 2022 AND FOR THE THREE MONTHS ENDED MARCH 31, 2022 AND 2021

(amounts in thousands of US dollars, except share and per share data and as otherwise noted)

(Unaudited)

In June 2020, the Company entered into an exclusive distribution and quality agreement with MegaPharm Ltd. (“MegaPharm”) for the commercialization in Israel and in the Palestinian Authority of macimorelin to be used in the diagnosis of patients with adult growth hormone deficiency and in clinical development for the diagnosis of pediatric growth hormone deficiency (the “MegaPharm Agreement”). As of March 31, 2022, there have been no products supplied under this agreement. On December 7, 2020, the Company entered into an exclusive licensing agreement with Consilient Health Limited (“CH”) for the commercialization of macimorelin (the “Licensed Product”) in the European Economic Area and the United Kingdom (the “CH License Agreement”). The Company earns licenses fees and product sale revenue from CH.

The Company and NK Meditech Limited (“NK”) entered into a licensing agreement, effective November 30, 2021 and pursuant to which the Company granted to NK the exclusive right to commercialize (including marketing, selling and offering to sell) macimorelin in the Republic of Korea (the “ROK”) and as applicable, in the Democratic People’s Republic of Korea (“DPRK”) to the extent NK is allowed to use the aforementioned licensed rights in the latter (“NK License Agreement”). As of March 31, 2022, there have been no products supplied under this agreement.

The following table provides a summary of deferred revenue balances:

	March 31, 2022
	Current	Non-Current	Total
	$	$	$
Novo Amendment	2,580	1,328	3,908
CH License Agreement	2	1,322	1,324
NK License Agreement	—	133	133
Total	2,582	2,783	5,365

	December 31, 2021
	Current	Non-Current	Total
	$	$	$
Novo Amendment	4,791	23	4,814
CH License Agreement	24	1,334	1,358
NK License Agreement	—	136	136
Total	4,815	1,493	6,308

NOTES TO CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

AS AT MARCH 31, 2022 AND FOR THE THREE MONTHS ENDED MARCH 31, 2022 AND 2021

(amounts in thousands of US dollars, except share and per share data and as otherwise noted)

(Unaudited)